Shareholder Report, Holdings (Details)	Jul. 31, 2026
Return Stacked(R) Bonds & Futures Yield ETF | State Street SPDR Portfolio Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.70%
Return Stacked(R) Bonds & Futures Yield ETF | First American Government Obligations Fund - Class X, 3.58% [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Return Stacked(R) Bonds & Futures Yield ETF | Arabica Coffee Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Return Stacked(R) Bonds & Futures Yield ETF | AUD/USD Cross Currency Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Return Stacked(R) Bonds & Futures Yield ETF | Gas Oil Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Return Stacked(R) Bonds & Futures Yield ETF | Sugar No. 11 Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Return Stacked(R) Bonds & Futures Yield ETF | Nasdaq 100 Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Return Stacked(R) Bonds & Futures Yield ETF | NY Harbor Ultra-Low Sulfur Diesel Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Return Stacked(R) Bonds & Futures Yield ETF | Natural Gas Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Return Stacked(R) Bonds & Futures Yield ETF | Crude Oil Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Return Stacked(R) Bonds & Futures Yield ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.70%
Return Stacked(R) Bonds & Futures Yield ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Return Stacked(R) Bonds & Futures Yield ETF | Open Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
Return Stacked(R) Bonds & Managed Futures ETF | State Street SPDR Portfolio Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.80%
Return Stacked(R) Bonds & Managed Futures ETF | First American Government Obligations Fund - Class X, 3.58% [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Return Stacked(R) Bonds & Managed Futures ETF | Gas Oil Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Return Stacked(R) Bonds & Managed Futures ETF | Crude Oil Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Return Stacked(R) Bonds & Managed Futures ETF | FTSE 100 Index Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Return Stacked(R) Bonds & Managed Futures ETF | U.S. Treasury 5 Year Notes Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Return Stacked(R) Bonds & Managed Futures ETF | U.S. Treasury 10 Year Notes Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Return Stacked(R) Bonds & Managed Futures ETF | U.S. Treasury 2 Year Notes Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Return Stacked(R) Bonds & Managed Futures ETF | S&P 500 Index Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Return Stacked(R) Bonds & Managed Futures ETF | Long Term German Government Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
Return Stacked(R) Bonds & Managed Futures ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.70%
Return Stacked(R) Bonds & Managed Futures ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Return Stacked(R) Bonds & Managed Futures ETF | Open Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
Return Stacked(R) Bonds & Merger Arbitrage ETF | First American Government Obligations Fund - Class X, 3.58% [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
Return Stacked(R) Bonds & Merger Arbitrage ETF | Webster Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Return Stacked(R) Bonds & Merger Arbitrage ETF | Caesars Entertainment, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Return Stacked(R) Bonds & Merger Arbitrage ETF | DigitalBridge Group, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Return Stacked(R) Bonds & Merger Arbitrage ETF | Apogee Therapeutics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Return Stacked(R) Bonds & Merger Arbitrage ETF | Talkspace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Return Stacked(R) Bonds & Merger Arbitrage ETF | Clear Channel Outdoor Holdings, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Return Stacked(R) Bonds & Merger Arbitrage ETF | Penumbra, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Return Stacked(R) Bonds & Merger Arbitrage ETF | Brighthouse Financial, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Return Stacked(R) Bonds & Merger Arbitrage ETF | Penumbra, Inc. Swap; Maturity Date: 2/16/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
Return Stacked(R) Bonds & Merger Arbitrage ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.70%
Return Stacked(R) Bonds & Merger Arbitrage ETF | Open Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
Return Stacked(R) Bonds & Merger Arbitrage ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.30%
Return Stacked(R) Bonds & Merger Arbitrage ETF | Securities Sold Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.70%)
Return Stacked(R) Bonds & Merger Arbitrage ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
Return Stacked(R) Global Stocks & Bonds ETF | First American Government Obligations Fund - Class X, 3.58% [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Return Stacked(R) Global Stocks & Bonds ETF | U.S. Treasury 5 Year Notes Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Return Stacked(R) Global Stocks & Bonds ETF | U.S. Treasury 10 Year Notes Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Return Stacked(R) Global Stocks & Bonds ETF | U.S. Treasury 2 Year Notes Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Return Stacked(R) Global Stocks & Bonds ETF | S&P 500 Index Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Return Stacked(R) Global Stocks & Bonds ETF | State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.40%
Return Stacked(R) Global Stocks & Bonds ETF | Vanguard Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.70%
Return Stacked(R) Global Stocks & Bonds ETF | U.S. Treasury Long Bonds Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
Return Stacked(R) Global Stocks & Bonds ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.20%
Return Stacked(R) Global Stocks & Bonds ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Return Stacked(R) Global Stocks & Bonds ETF | Open Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
Return Stacked(R) International Stocks & Managed Futures ETF | First American Government Obligations Fund - Class X, 3.58% [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Return Stacked(R) International Stocks & Managed Futures ETF | Gas Oil Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Return Stacked(R) International Stocks & Managed Futures ETF | Crude Oil Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Return Stacked(R) International Stocks & Managed Futures ETF | FTSE 100 Index Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Return Stacked(R) International Stocks & Managed Futures ETF | U.S. Treasury 5 Year Notes Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Return Stacked(R) International Stocks & Managed Futures ETF | U.S. Treasury 10 Year Notes Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Return Stacked(R) International Stocks & Managed Futures ETF | U.S. Treasury 2 Year Notes Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Return Stacked(R) International Stocks & Managed Futures ETF | U.S. Treasury Long Bonds Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Return Stacked(R) International Stocks & Managed Futures ETF | State Street SPDR Portfolio Developed World ex-US ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.60%
Return Stacked(R) International Stocks & Managed Futures ETF | MSCI EAFE Index Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Return Stacked(R) International Stocks & Managed Futures ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.60%
Return Stacked(R) International Stocks & Managed Futures ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Return Stacked(R) International Stocks & Managed Futures ETF | Open Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Return Stacked(R) U.S. Stocks & Futures Yield ETF | First American Government Obligations Fund - Class X, 3.58% [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Return Stacked(R) U.S. Stocks & Futures Yield ETF | Arabica Coffee Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Return Stacked(R) U.S. Stocks & Futures Yield ETF | AUD/USD Cross Currency Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Return Stacked(R) U.S. Stocks & Futures Yield ETF | Gas Oil Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Return Stacked(R) U.S. Stocks & Futures Yield ETF | Sugar No. 11 Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Return Stacked(R) U.S. Stocks & Futures Yield ETF | Nasdaq 100 Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Return Stacked(R) U.S. Stocks & Futures Yield ETF | NY Harbor Ultra-Low Sulfur Diesel Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Return Stacked(R) U.S. Stocks & Futures Yield ETF | Natural Gas Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Return Stacked(R) U.S. Stocks & Futures Yield ETF | Crude Oil Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
Return Stacked(R) U.S. Stocks & Futures Yield ETF | iShares Core S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.90%
Return Stacked(R) U.S. Stocks & Futures Yield ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.90%
Return Stacked(R) U.S. Stocks & Futures Yield ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Return Stacked(R) U.S. Stocks & Futures Yield ETF | Open Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
Return Stacked(R) U.S. Stocks & Gold/Bitcoin ETF | First American Government Obligations Fund - Class X, 3.58% [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Return Stacked(R) U.S. Stocks & Gold/Bitcoin ETF | S&P 500 Index Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Return Stacked(R) U.S. Stocks & Gold/Bitcoin ETF | State Street SPDR Portfolio S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.40%
Return Stacked(R) U.S. Stocks & Gold/Bitcoin ETF | iShares Bitcoin Trust ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Return Stacked(R) U.S. Stocks & Gold/Bitcoin ETF | Micro Gold Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[5]
Return Stacked(R) U.S. Stocks & Gold/Bitcoin ETF | Bitcoin Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)	[5]
Return Stacked(R) U.S. Stocks & Gold/Bitcoin ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.00%
Return Stacked(R) U.S. Stocks & Gold/Bitcoin ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Return Stacked(R) U.S. Stocks & Gold/Bitcoin ETF | Open Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
Return Stacked(R) U.S. Stocks & Managed Futures ETF | First American Government Obligations Fund - Class X, 3.58% [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Return Stacked(R) U.S. Stocks & Managed Futures ETF | Gas Oil Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Return Stacked(R) U.S. Stocks & Managed Futures ETF | Crude Oil Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Return Stacked(R) U.S. Stocks & Managed Futures ETF | FTSE 100 Index Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Return Stacked(R) U.S. Stocks & Managed Futures ETF | U.S. Treasury 5 Year Notes Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Return Stacked(R) U.S. Stocks & Managed Futures ETF | U.S. Treasury 10 Year Notes Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Return Stacked(R) U.S. Stocks & Managed Futures ETF | U.S. Treasury 2 Year Notes Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Return Stacked(R) U.S. Stocks & Managed Futures ETF | S&P 500 Index Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Return Stacked(R) U.S. Stocks & Managed Futures ETF | U.S. Treasury Long Bonds Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Return Stacked(R) U.S. Stocks & Managed Futures ETF | State Street SPDR Portfolio S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.60%
Return Stacked(R) U.S. Stocks & Managed Futures ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.70%
Return Stacked(R) U.S. Stocks & Managed Futures ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Return Stacked(R) U.S. Stocks & Managed Futures ETF | Open Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)

[1]	Less than 0.05% of net assets.
[2]	Less than 0.05% of net assets.
[3]	Less than 0.05% of net assets.
[4]	Less than 0.05% of net assets.
[5]	Less than 0.05% of net assets.